Equity - contributed equity (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Summary of equity - contributed equity

	2025	2024	2023	2025	2024	2023
	Shares	Shares	Shares	A$‘000	A$‘000	A$‘000

Ordinary shares - fully paid	809,418,734	332,850,784	228,029,114	123,046	101,638	97,452

Summary of movements in ordinary share capital
Movements in ordinary share capital

Details	Date	Shares	Issue price	A$

Balance	1 July 2022	138,755,376		84,480,249
ATM issue of shares No. 8	7 July 2022	573,370	$0.71	407,201
ATM issue of shares No. 9	8 August 2022	8,561,490	$0.33	2,839,346
ATM issue of shares No. 10	9 August 2022	10,000	$0.27	2,723
ATM issue of shares No. 11	10 August 2022	158,020	$0.25	38,949
ATM issue of shares No. 12	11 August 2022	330,960	$0.24	79,868
ATM issue of shares No. 13	12 August 2022	1,247,440	$0.25	308,050
ATM issue of shares No. 14	12 September 2022	651,030	$0.22	143,964
ATM issue of shares No. 15	13 September 2022	28,350	$0.22	6,200
Shares issued to Scientific Advisory Board	14 September 2022	60,000	$0.21	12,600
ATM issue of shares No. 16	7 October 2022	736,760	$0.18	131,797
ATM issue of shares No. 17	28 October 2022	12,296,180	$0.19	2,293,288
ATM issue of shares No. 18	11 January 2023	20,000	$0.14	2,761
Professional and sophisticated investors placement - 1st tranche	16 January 2023	25,387,018	$0.11	2,792,572
Professional and sophisticated investors placement - 2nd tranche	28 February 2023	15,522,075	$0.11	1,707,428
Share Placement Plan	3 March 2023	23,691,045	$0.11	2,606,000
Less: share issue transaction costs				(400,750)

Balance	30 June 2023	228,029,114		97,452,246

Balance	01 July 2023	228,029,114		97,452,246
ATM issue of shares No. 19	06 July 2023	8,148,140	$0.19	1,512,523
ATM issue of shares No. 20	07 July 2023	157,120	$0.16	25,877
ATM issue of shares No. 21	03 August 2023	15,000	$0.17	2,519
ATM issue of shares No. 22	29 November 2023	1,066,070	$0.10	107,268
Registered Direct Offering	05 December 2023	26,200,000	$—	—
ATM issue of shares No. 23	13 February 2024	25,910	$0.05	1,207
ATM issue of shares No. 24	14 February 2024	319,650	$0.05	14,834
ATM issue of shares No. 25	15 February 2024	2,195,980	$0.05	102,825
ATM issue of shares No. 26	16 February 2024	205,260	$0.06	12,597
Armistice warrants	21 February 2024	18,244,450	$0.05	892,655
ATM issue of shares No. 27	21 February 2024	8,626,580	$0.06	513,584
ATM issue of shares No. 28	22 February 2024	316,540	$0.05	14,584
ATM issue of shares No. 29	23 February 2024	304,860	$0.05	14,147
ATM issue of shares No. 30	26 February 2024	250,000	$0.05	11,502
ATM issue of shares No. 31	01 May 2024	2,112,560	$0.05	100,961
ATM issue of shares No. 32	02 May 2024	375,410	$0.05	17,147
ATM issue of shares No. 33	03 May 2024	288,900	$0.05	13,544
ATM issue of shares No. 34	07 May 2024	790,100	$0.05	36,024

ATM issue of shares No. 35	10 May 2024	20,000	$0.05	910
ATM issue of shares No. 36	16 May 2024	242,170	$0.05	10,891
Repayment of promissory note	19 June 2024	5,916,970	$0.06	380,223
Equity line of credit	24 June 2024	29,000,000	$0.03	776,264
Less: share issue transaction costs				(376,573)

Balance	30 June 2024	332,850,784		101,637,758

Balance	30 June 2024	332,850,784		101,637,758
Conversion of Warrants exercised	11 July 2024	—	$—	6,459,830
Cancellation of convertible note shares	02 July 2024	(5,916,970)	$—	(380,224)
ATM issue of shares No. 37	12 July 2024	14,400,000	$0.15	2,209,677
Alumni warrants shares issued	11 July 2024	25,786,480	$0.29	739,536
Armistice warrants shares issued	11 July 2024	11,000,000	$0.04	438,571
ATM issue of shares No. 38	15 July 2024	5,488,230	$0.14	792,915
ATM issue of shares No. 39	16 July 2024	4,177,340	$0.11	449,260
Alumni Equity Line of Credit	18 July 2024	15,000,000	$0.05	816,373
ATM issue of shares No. 40	09 August 2024	2,061,820	$0.06	128,633
ATM issue of shares No. 41	13 August 2024	408,270	$0.06	26,172
ATM issue of shares No. 42	14 August 2024	2,283,350	$0.06	140,884
ATM issue of shares No. 43	15 August 2024	8,660	$0.06	525
ATM issue of shares No. 44	28 August 2024	5,250,000	$0.06	323,403
ATM issue of shares No. 45	29 August 2024	308,700	$0.06	18,242
ATM issue of shares No. 46	03 September 2024	3,000,000	$0.06	184,690
ATM issue of shares No. 47	04 September 2024	837,030	$0.06	53,439
ATM issue of shares No. 48	13 September 2024	16,049,020	$0.06	889,682
ATM issue of shares No. 49	14 September 2024	2,503,820	$0.05	130,741
ATM issue of shares No. 50	25 November 2024	442,400	$0.09	39,420
ATM issue of shares No. 51	26 November 2024	185,100	$0.09	16,312
Alumni Equity Line of Credit	09 December 2024	15,000,000	$0.05	804,869
ATM issue of shares No. 52	27 November 2024	262,200	$0.08	22,239
ATM issue of shares No. 53	29 November 2024	896,700	$0.09	76,970
ATM issue of shares No. 54	02 December 2024	364,700	$0.08	29,832
ATM issue of shares No. 55	03 December 2024	2,926,100	$0.08	227,709
ATM issue of shares No. 56	04 December 2024	403,300	$0.08	31,753
ATM issue of shares No. 57	05 December 2024	460,800	$0.08	36,011
ATM issue of shares No. 58	10 December 2024	142,200	$0.07	9,463
ATM issue of shares No. 59	11 December 2024	522,100	$0.06	32,938
Alumni Equity Line of Credit	16 December 2024	20,000,000	$0.04	874,939
ATM issue of shares No. 60	17 December 2024	6,421,800	$0.06	382,576
ATM issue of shares No. 61	02 January 2025	4,000,000	$0.03	128,729
ATM issue of shares No. 62	03 January 2025	2,939,500	$0.03	85,921
ATM issue of shares No. 63	06 January 2025	10,668,100	$0.03	305,565
ATM issue of shares No. 64	07 January 2025	2,453,900	$0.03	70,828
Maxim Warrants exercised	30 January 2025	55,344,000	$0.02	988,042
Alumni Warrants exercised	30 January 2025	55,334,000	$0.02	987,797

Perishing Warrants exercised	30 January 2025	22,655,300	$0.02	404,432
Alumni Prefunded Warrants shares issued	30 January 2025	—	$—	127
Alumni Equity Line of Credit	11 February 2025	60,000,000	$0.02	917,450
Alumni Equity Line of Credit	06 May 2025	15,000,000	$0.01	141,489
Alumni Equity Line of Credit	06 June 2025	32,500,000	$0.02	504,043
Alumni Equity Line of Credit	12 June 2025	35,000,000	$0.03	979,179
Alumni Equity Line of Credit	18 June 2025	30,000,000	$0.02	599,674
Less: share issue transaction costs		—	$—	(712,515)

Balance	June 30, 2025	809,418,734		123,045,899